Oct. 09, 2026
Calamos Bitcoin 80 Series Structured Alt Protection ETF - October | Calamos Bitcoin 80 Series Structured Alt Protection ETF® – October

1. Principal Investment Strategies – Floor Threshold (CBTJ, CBTY and CBTO). For each of the Calamos Bitcoin 80 Series Structured Alt Protection ETF® – January (CBTJ), Calamos Bitcoin 80 Series Structured Alt Protection ETF® – July (CBTY), and Calamos Bitcoin 80 Series Structured Alt Protection ETF® – October (CBTO), the first sentence in the second paragraph under the “Principal Investment Strategies” section on page 2 of the Fund’s summary prospectus and prospectus is removed and replaced with the following:

The Fund seeks to provide protection against a loss exceeding 20% (by providing a Floor against the negative price return of Spot bitcoin exceeding 20%) prior to taking into account any fees or expenses charged to the Fund.

Please retain this supplement for future reference

CALAMOS ETF TRUST
(the “Trust”)

Supplement dated October 9, 2026 to the Prospectuses and Summary Prospectuses dated November 28, 2025, as amended, with respect to:

Calamos Bitcoin 80 Series Structured Alt Protection ETF® – January (CBTJ), Calamos Bitcoin 80 Series Structured Alt Protection ETF® – April (CBTA), Calamos Bitcoin 80 Series Structured Alt Protection ETF® – July (CBTY), and Calamos Bitcoin 80 Series Structured Alt Protection ETF® – October (CBTO), and Calamos Bitcoin Structured Alt Protection ETF® – October (CBOO)

This supplement updates certain information contained in each of the Prospectuses and Summary Prospectuses noted above and should be attached to the Prospectuses and Summary Prospectuses and retained for future reference.

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectuses and Summary Prospectuses.

Effective immediately, the following changes are made to the Prospectuses (and Summary Prospectuses, where noted below):